Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Parenthetical) (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure of operating segments [line items]
Revenue		$ 10,311	$ 194,471	[2]	$ 182,342	$ 183,256
Total assets		13,671			263,787	285,677	[3]	$ 257,839	[2]
Total liabilities		$ 6,795			132,037	144,967	[3]	128,154	[2]
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Total assets	[4]				147,748	163,635	[3]	147,374
Total liabilities	[4]				96,525	101,330	[3]	95,694
South America segment [member]
Disclosure of operating segments [line items]
Total assets	[5]				116,039	122,042	[3]	110,465
Total liabilities	[5]				35,512	43,637	[3]	32,460
Mexico [member] | Mexico and central America segment [member]
Disclosure of operating segments [line items]
Revenue			91,358		84,352	79,836
Total assets					130,865	133,315		145,389
Total liabilities					92,340	88,283		91,831
Brazil [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue			60,670		56,523	58,518
Total assets					86,007	95,713		81,230
Total liabilities					26,851	31,580		24,104
Colombia [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue			13,522		14,580	14,222
Total assets					17,626	14,180		12,153
Total liabilities					4,061	7,993		4,154
Argentina [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue			6,725		9,152	13,869
Total assets					6,021	5,301		5,038
Total liabilities					2,059	$ 3,660		1,637
Uruguay [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue			$ 3,421		1,925
Total assets					6,385			3,312
Total liabilities					$ 2,541			$ 2,566

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Restated due to Philippines deconsolidation.
[4]	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 91,358, Ps. 84,352 and Ps. 79,836 during the years ended December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total assets were Ps. 145,389, Ps. 130,865 and Ps. 133,315 as of December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total liabilities were Ps. 91,831, Ps. 92,340 and Ps. 88,283 as of December 31, 2019, 2018 and 2017, respectively.
[5]	South America includes Brazil, Argentina, Colombia and Uruguay, although Venezuela is shown separately above for 2017. South America revenues include Brazilian revenues of Ps. 60,670, Ps. 56,523 and Ps. 58,518 during the years ended December 31, 2019, 2018 and 2017, respectively. Brazilian total assets were Ps. 81,230, Ps. 86,007 and Ps. 95,713 as of December 31, 2019, 2018 and 2017, respectively. Brazilian total liabilities Ps. 24,104, Ps. 26,851 and Ps. 31,580 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Colombian revenues of Ps. 13,522, Ps. 14,580 and Ps. 14,222 during the years ended December 31, 2019, 2018 and 2017, respectively. Colombian total assets were Ps. 12,153, Ps. 17,626 and Ps. 14,180 as of December 31, 2019, 2018 and 2017, respectively. Colombian total liabilities were Ps. 4,154, Ps. 4,061 and Ps. 7,993 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Argentine revenues of Ps. 6,725, Ps. 9,152 and Ps. 13,869 during the years ended December 31, 2019, 2018 and 2017, respectively. Argentine total assets were Ps. 5,038, Ps. 6,021 and Ps. 5,301 as of December 31, 2019, 2018 and 2017, respectively. Argentine total liabilities were Ps. 1,637, Ps. 2,059 and Ps. 3,660 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Uruguay revenues of Ps. 3,421 and Ps. 1,925, during the years ended on December 31, 2019 and 2018, respectively. Uruguay total assets were Ps. 3,312 and Ps. 6,385 as of December 31, 2019 and 2018, respectively. Uruguay total liabilities were Ps. 2,566 and Ps. 2,541, as of December 31, 2019 and 2018, respectively.